Borrowings - Future Payments of Long Term Debt (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
LONG TERM DEBT BY MATURITY [Abstract]
2018	$ 11,130
2019	11,795
2020	12,988
2021	110,257
2022	389,205
2023 and thereafter	7,537
Total	$ 542,912	$ 434,768